Valuation and Qualifying Accounts	12 Months Ended
Feb. 23, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SUPERVALU INC. and Subsidiaries

SCHEDULE II—Valuation and Qualifying Accounts

(In millions)

Description	Balance at Beginning of Fiscal Year	Additions	Deductions	Balance at End of Fiscal Year
Allowance for losses on receivables:
2013	$3	11	(9)	$5
2012	4	6	(7)	3
2011	5	11	(12)	4